Leases - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Lease, Cost, Total	$ 1,657	$ 2,057
Selling, general and administrative expenses
Lease, Cost [Abstract]
Operating lease cost	1,471	1,891
Research and development
Lease, Cost [Abstract]
Operating lease cost	104	139
Cost of goods sold
Lease, Cost [Abstract]
Operating lease cost	55
Depreciation And Amortization Caption [Member]
Lease, Cost [Abstract]
Amortization of leased assets	26	26
Interest Expense [Member]
Lease, Cost [Abstract]
Interest on lease liabilities	$ 1	$ 1